Commitments - Additional Information (Detail)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of commitments [line items]
Contractual commitments to purchase slag, estimated undiscounted future cash flows	$ 594,700,000
Contractual commitment to purchase limestone	2,500,000
Sinoma International Engenieering Co. Ltd. [member]
Disclosure of commitments [line items]
Commitment due to agreement	(2,506,019,275)	$ 61,416,924	€ 30,904,861	$ 2,167,648,300	$ 107,414,700	€ 41,574,600
2019 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment	692,200,000
Electrical energy consumption commitment annual payment	477,700,000
2020 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment	53,000,000
Electrical energy consumption commitment annual payment	534,000,000
2021 and beyond [member]
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	$ 534,000,000